UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

September 17, 2016 to October 17, 2016

Commission File Number of issuing entity: 333-207132-02

Central Index Key Number of issuing entity: 0001669393

Citigroup Commercial Mortgage Trust 2016-P3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

Société Générale

(Central Index Key Number: 0001238163)

Principal Commercial Capital

(Central Index Key Number: 0001634437)

The Bank of New York Mellon

(Central Index Key Number: 0001497973)

Walker & Dunlop Commercial Property Funding I WF, LLC

(Central Index Key Number: 0001617874)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

81-2203430

81-2224334

81-6448261

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
EC	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On October 17, 2016, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2016-P3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 16, 2016. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2016. The CIK number of CGMRC is 0001541001.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on April 28, 2016. The CIK number of Natixis is 0001542256.

Société Générale (“SG”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 5, 2016. The CIK number of SG is 0001238163.

Macquarie US Trading LLC d/b/a Principal Commercial Capital (“PCC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2016. The CIK number of PCC is 0001634437.

The Bank of New York Mellon (“BNYM”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2016. The CIK number of BNYM is 0001497973.

Walker & Dunlop Commercial Property Funding I WF, LLC (“Walker & Dunlop”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2016. The CIK number of Walker & Dunlop is 0001617874.

Item 1A.	Asset-Level Information.

Not applicable

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

Disclosure from Citibank, N.A., as Certificate Administrator:

Citibank, N.A. (“Citibank”) is acting as the Certificate Administrator of this commercial mortgage-backed securities (“CMBS”) transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain residential mortgage-backed securities (“RMBS”) transactions. Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. This case is still pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act (the “Streit Act”). Citibank’s motion to dismiss was fully briefed as of April 15, 2016. Following argument on Citibank’s motion to dismiss, plaintiffs filed an amended complaint on August 5, 2016. Citibank filed a motion to dismiss the amended complaint on September 9, 2016, and all briefing on the motion is due by October 21, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter. Defendants’ joint motion to dismiss was fully briefed as of March 22, 2016. On September 30, 2016, the Court granted Citibank’s motion to dismiss the complaint without prejudice for lack of subject matter jurisdiction.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the Pooling and Servicing Agreement for this CMBS transaction.

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

None

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2016-P3, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7.	Change in Sponsor Interest in Securities.

None

Item 8.	Significant Enhancement Provider Information.

None

Item 9.	Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-P3, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	09/16/2016	$32,845.96
Current Distribution Date:	10/17/2016	$32,845.26

Loan Combination Custodial Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

*REO Account Balance
Prior Distribution Date	09/16/2016	$0.00
Current Distribution Date	10/17/2016	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-P3, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Distribution Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3, relating to the October 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, President

Date: October 31, 2016

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3, relating to the October 17, 2016 distribution.